Principal Accounting Policies - Estimated Useful Lives and Residual Rates (Details)	12 Months Ended
Dec. 31, 2019
Warehouse Equipment
Property Plant And Equipment [Line Items]
Estimated useful lives	3 years
Residual rate	5.00%
Leasehold Improvement
Property Plant And Equipment [Line Items]
Estimated useful lives	Over the shorter of the expected life of leasehold improvements or the lease term
Residual rate	0.00%
Minimum | Furniture, Computer and Office Equipment
Property Plant And Equipment [Line Items]
Estimated useful lives	2 years
Residual rate	0.00%
Maximum | Furniture, Computer and Office Equipment
Property Plant And Equipment [Line Items]
Estimated useful lives	5 years
Residual rate	5.00%